SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 - SUBSEQUENT EVENTS

On July 9, 2025, Ms. Yue Wang resigned as an independent director and the chair of the Nominating Committee, a member of Compensation Committee and Audit Committee of the Company. Mr. Jialin Liu also resigned as an independent director and the chair of the Compensation Committee, a member of Nominating Committee and Audit Committee of the Company.

Effective as of July 9, 2025, Ms. Jianping Niu was appointed as the chair of Nominating Committee, a member of the Audit Committee and Compensation Committee of the Company by the existing members of the board of directors (the “Board") of the Company pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company; and Mr. Yang Cao was appointed as the chair of Compensation Committee, a member of the Audit Committee and Nominating Committee of the Company by the Board pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company.

On July 28, 2025, AGM HK entered into an equity transfer agreement by and among AGM HK, Huai’an Qiguangdian Network Technology Co., Ltd. (“HQ Network”), AGM Tianjin and AGM Beijing (collectively with AGM Tianjin, the “Target Companies”) for the sale of shares of the Target Companies held by AGM HK to HQ Network with a consideration of $5,000. The transaction was completed on July 30, 2025.

On August 11, 2025, Beijing Keen Sense Technology Service Co., Ltd was deregistered.

On August 29, 2025, the Board of Directors of the company approved and adopted an equity incentive plan (the “2025 Share Incentive Plan”), which became effective on August 29, 2025.

On September 5, 2025, the Company entered into an equity transfer agreement by and among AGM HK and Mr. Peng Liu for the sale of shares of AGM HK for a consideration of $6,850,000. This transaction was completed on September 9, 2025.

On September 22, 2025, the Company entered into a series of agreements with an institutional investor, pursuant to which the Company agreed to allot and issue up to US$6 million in face value of original issue discount convertible advances (the “Advances”).The initial closing of the first tranche occurred on September 22, 2025, pursuant to which the Company issued an Advance in the initial principal amount of $1,500,000 for total gross proceeds of $1,380,000.

Effective as of October 8, 2025, the Company amended its memorandum and articles of association (the “M&A”) to increase the number of authorized shares from 8,000,000 shares with a par value of US$0.05 each, comprising (i) 4,000,000 Class A ordinary shares, par value US$0.05 per share, and (ii) 4,000,000 Class B ordinary shares, par value US$0.05 per share, to 90,000,000 shares with a par value of US$0.05 each, comprising (i) 60,000,000 Class A ordinary shares, par value US$0.05 per share, and (ii) 30,000,000 Class B ordinary shares, par value US$0.05 per share.

The Company has performed an evaluation of subsequent events through October 10, 2025, which was the date of the condensed consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the condensed consolidated financial statements except for the events mentioned below.

Note 16 - SUBSEQUENT EVENTS

On March 2, 2025, the Company, entered into a placement agency agreement (the “Placement Agency Agreement”) with Maxim Group LLC, to act as the exclusive placement agent (the “Placement Agent”) on a best efforts basis in connection with an offering for the issuance and sale (the “Offering”) of 16,390,000 Class A ordinary shares (the “Shares”), par value $0.001 per share (the “Class A Ordinary Shares”) and 16,390,000 warrants each to purchase one Class A Ordinary Share (the “Warrants”), at a combined offering price of $0.33 per Class A Ordinary Shares and Warrant. The Offering closed on March 4, 2025. The Company received approximately $5.4 million in gross proceeds from the Offering, before deducting placement agent fees, accountable expenses and other estimated offering expenses. The Company intends to use the net proceeds from the Offering to fund a purchase agreement, by and between AGM Technology Limited, a subsidiary of the Company, and a third-party vendor to acquire 2,000 bitcoin mining machines for a total purchase price of US$9.62 million.

As of May 13, 2025, a total of 74,459,113 additional Class A shares have been issued, and the total number of A-shares outstanding on May 13, 2025 is 98,713,955.

On May 6, 2025, the Hong Kong subsidiary of the Company, AGM HK, entered into an Equity Transfer Agreement by and among AGM HK, Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) and Hong Kong Giant Electronics Co., Limited (“Giant Electronics”) for the sale of shares of Nanjing Lucun held by AGM HK to Giant Electronics (the “Equity Transfer Agreement”). On May 7, 2025, the sale of Nanjing Lucun was completed.

The Company has evaluated subsequent events through the issuance of the consolidated financial statements as of May 13, 2025 and noted that there are no other subsequent events.